Fair value measurement - Summary of assets and liabilities, measured or disclosed at fair value (Detail) - AUD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value measurement of assets [line items]
Total assets	$ 23,063	$ 21,177
Contingent Consideration	458	1,371
Total liabilities	8,938	6,982
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Contingent Consideration		143
Total assets		168
Contingent Consideration	1,845	1,370
Total liabilities	1,845	1,370
At fair value [member] | Listed ordinary shares [member]
Disclosure of fair value measurement of assets [line items]
Assets		25
At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Total assets		25
At fair value [member] | Level 1 [member] | Listed ordinary shares [member]
Disclosure of fair value measurement of assets [line items]
Assets		25
At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Contingent Consideration		143
Total assets		143
Contingent Consideration	1,845	1,370
Total liabilities	$ 1,845	$ 1,370